Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total	Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share-based payments	Other comprehensive income	Attributable to non-controlling interests
Beginning balance at Dec. 31, 2021		€ 69,031	€ 68,681	€ 2,527	€ 532	€ (939)	€ 63,013	€ 4,405	€ (857)	€ 350
Other comprehensive income for the period		4,250	4,231				787		3,444	19
Net income for the period		3,237	3,184				3,184			53
Comprehensive income		7,487	7,415				3,971		3,444	72
Dividend paid out of earnings		(4,168)	(4,168)				(4,168)
Effect of the distribution of an exceptional supplementary dividend of 58% of the shares of EUROAPI to the equity holders of Sanofi	[1]	(793)	(793)				(793)
Payment of dividends to non-controlling interests		(69)	0							(69)
Share repurchase program	[2]	(360)	(360)			(360)
Share-based payment plans:
Exercise of stock options		27	27	1	26
Issuance of restricted shares and vesting of existing restricted shares		0	0	3	(3)	130	(130)
Value of services obtained from employees		144	144					144
Tax effects of the exercise of stock options		15	15					15
Other movements		(10)	(10)				(10)
Ending balance at Jun. 30, 2022		71,304	70,951	2,531	555	(1,169)	61,883	4,564	2,587	353
Beginning balance at Dec. 31, 2021		69,031	68,681	2,527	532	(939)	63,013	4,405	(857)	350
Other comprehensive income for the period		2,764
Net income for the period		8,484
Comprehensive income		11,248
Ending balance at Dec. 31, 2022		75,152	74,784	2,522	125	(706)	66,734	4,658	1,451	368
Beginning balance at Jun. 30, 2022		71,304	70,951	2,531	555	(1,169)	61,883	4,564	2,587	353
Other comprehensive income for the period		(1,486)	(1,472)				(336)		(1,136)	(14)
Net income for the period		5,247	5,187				5,187			60
Comprehensive income		3,761	3,715				4,851		(1,136)	46
Payment of dividends to non-controlling interests		(31)								(31)
Share repurchase program	[2]	(137)	(137)			(137)
Reductions in share capital		0	0	(13)	(587)	600
Share-based payment plans:
Exercise of stock options		8	8		8
Employee share ownership plan		153	153	4	149
Value of services obtained from employees		101	101					101
Tax effects of the exercise of stock options		(7)	(7)					(7)
Ending balance at Dec. 31, 2022		75,152	74,784	2,522	125	(706)	66,734	4,658	1,451	368
Other comprehensive income for the period		(973)	(965)				85		(1,050)	(8)
Net income for the period		3,456	3,430				3,430			26
Comprehensive income		2,483	2,465				3,515		(1,050)	18
Dividend paid out of earnings		(4,454)	(4,454)				(4,454)
Payment of dividends to non-controlling interests		(49)	0							(49)
Share repurchase program	[2]	(363)	(363)			(363)
Share-based payment plans:
Exercise of stock options		18	18		18
Issuance of restricted shares and vesting of existing restricted shares	[2]	0	0	3	(3)	112	(112)
Value of services obtained from employees		160	160					160
Tax effects of the exercise of stock options		8	8					8
Other changes arising from issuance of restricted shares	[3]	2	2				2
Other movements	[4]	(10)	9				9			(19)
Ending balance at Jun. 30, 2023		€ 72,947	€ 72,629	€ 2,525	€ 140	€ (957)	€ 65,694	€ 4,826	€ 401	€ 318

[1]	See Note D.1. to the consolidated financial statements for the year ended December 31, 2022
[2]	See Note B.8.2. (for amounts relating to 2022, see Note D.1.5.4. to the consolidated financial statements for the year ended December 31, 2022).
[3]	This line comprises the impact of issuance of restricted shares to former employees of EUROAPI subsequent to the date on which Sanofi ceased to have control over EUROAPI.
[4]	This line mainly comprises the impact on non-controlling interests arising from divestments and acquisitions.